Exchange differences, net	12 Months Ended
Dec. 31, 2024
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange differences, net	Exchange differences, net

	2024	2023	2022
Income from trading in foreign currency	59,043,073	86,181,018	84,728,415
Conversion of foreign currency assets and liabilities into pesos	(4,406,613)	371,360,417	(29,956,347)
TOTAL	54,636,460	457,541,435	54,772,068